Debt - 2015 CCH Credit Facility (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2017 USD ($)		Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Rate		Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Line of Credit Facility [Line Items]
Loss on early extinguishment of debt	$ 32,480		$ 29,011	$ 63,318		$ 16,498	$ 0
2015 CCH Credit Facility [Member]
Line of Credit Facility [Line Items]
Commitments prepaid	3,832,263			2,420,212
Loss on early extinguishment of debt	$ 32,500			$ 63,300
Line of Credit Facility, Date of First Quarterly Payment, Number of Months Following Project Completion				3 months
Line Of Credit Facility Amortization Period				19 years
Debt Instrument, Description of Variable Rate Basis	LIBOR or base rate	[1]		LIBOR or base rate	[2]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage				40.00%
Debt Instrument, Balance Required in Reserve Account, Period of Debt Service				6 months
2015 CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.25%	[1]		2.25%	[2]
2015 CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Completion Of First Two Trains [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.50%
2015 CCH Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	[1]		1.25%	[2]
2015 CCH Credit Facility [Member] | Base Rate [Member] | Completion Of First Two Trains [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate				1.50%
2015 CCH Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Fixed Charge, Coverage Ratio, Projected | Rate				1.55
Percentage of Debt Hedged by Interest Rate Derivatives				65.00%
Debt Instrument, Fixed Charge, Coverage Ratio | Rate				1.25

[1]	There is a 0.25% step-up for both LIBOR and base rate loans following completion of Trains 1 and 2 of the Liquefaction Project.
[2]	There is a 0.25% step-up for both LIBOR and base rate loans following completion of the first two Trains of the Liquefaction Project.